Financing Expenses (Income), Net	12 Months Ended
Dec. 31, 2017
Financing Expenses (Income), Net [Abstract]
FINANCING EXPENSES (INCOME), NET

NOTE 17—FINANCING EXPENSES (INCOME), NET

	Year ended December 31
	2015	2016	2017
	NIS in thousands
Financing expenses:
Financing expenses arising from liability to the IIA	—	129	273
Bank and other fees	51	61	32
Other financing expenses	—	—	75
Exchange rate differences	—	158	—
Total financing expenses	51	190	380
Financing income:
Interest income on cash equivalents and deposits	1	—	—
Remeasurement of financial instruments	—	—	35
Exchange rate differences	214	—	218
Total financing income	215	—	253
Financing expenses (income), net	(164)	348	127